14. Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 26,746	$ 27,913
Less: accumulated depreciation	(5,505)	(4,430)
Property plant and equipment, net before construction in progress and impairment	21,241	23,483
Impairment of property, plant and equipment	(91)	(91)
Property plant and equipment, net	21,150	23,392
P V Solar Systems [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	24,375	25,561
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	517	521
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	489	541
Computers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,177	1,180
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 188	$ 110